UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [   ]; Amendment Number:

This amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Telemark Asset Management, LLC
Address:  One International Place, Suite 2401
          Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Brian C. Miley
Title:    Chief Financial Officer
Phone:    (617) 526-8910
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
Signature, Place and Date of Signing     /s/ Brian C. Miley            Boston, Massachusetts     August 13, 2012
                                         -------------------------     ---------------------     -------------------
                                         [Signature]                   [City, State]             [Date]
                                         Brian C. Miley, Chief
                                         Financial Officer
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are
     reported by other      reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36 Data Records

Form 13F Information Table Value Total:    $199,124 (thousands)

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
Telemark Fund, LP
6/30/2012
                                                                Value              SH/ Investment  Other
                                 Title of Class      CUSIP    (x$1,000)   Amount   PRN Discretion Managers  Sole  Shares  None
SPDR GOLD TRUST GOLD SHARES NPV    Gold Shrs       78463V107    18,623     120,000 SH                      120,000
AMAZON COM                         Com             023135106    14,843      65,000 SH                       65,000
ROYAL GOLD                         Com             780287108    11,760     150,000 SH                      150,000
GOLDCORP                           Com             380956409    10,522     280,000 SH                      280,000
HMS HOLDINGS                       Com             40425J101     9,993     300,000 SH                      300,000
NUANCE COMMUNICATIONS INC          Com             67020Y100     9,528     400,000 SH                      400,000
WAL MART STORES INC                Com             931142103     9,064     130,000 SH                      130,000
DUNKIN' BRANDS GROUP INC           Com             265504100     8,825     257,000 SH                      257,000
GREEN PLAINS RENEWABLE ENERGY      Com             393222104     8,532   1,367,386 SH                    1,367,386
JB HUNT TRANSPORT SERVICES         Com             445658107     8,344     140,000 SH                      140,000
CEPHEID                            Com             15670R107     6,698     150,000 SH                      150,000
FACEBOOK INC                       Class A         30303M102     6,219     200,000 SH                      200,000
BERKSHIRE HATHAWAY INC DEL
  CL B NEW                         Class B New     084670702     5,833      70,000 SH                       70,000
CLEAN HARBORS                      Com             184496107     5,642     100,000 SH                      100,000
BARRICK GOLD                       Com             067901108     5,635     150,000 SH                      150,000
KENNEDY WILSON HOLDINGS, INC       Com             489398107     4,903     350,000 SH                      350,000
NEWMONT MINING                     Com             651639106     4,366      90,000 SH                       90,000
AGNICO EAGLE MINES COM             Com             008474108     4,046     100,000 SH                      100,000
MARKET VECTORS ETF MARKET GOLD
   MINERS ET                       Gold Miner ETF  57060U100     4,029      90,000 SH                       90,000
AMERIGON                           Com             03070L300     4,022     350,000 SH                      350,000
ELDORADO GOLD                      Com             284902103     3,696     300,000 SH                      300,000
WASTE CONNECTION                   Com             941053100     3,590     120,000 SH                      120,000
DISNEY WALT CO                     Com Disney      254687106     3,395      70,000 SH                       70,000
CREDIT ACCEPTANCE CORP             Com             225310101     3,377      40,000 SH                       40,000
OLD DOMINION FREIGHT LINE          Com             679580100     3,247      75,000 SH                       75,000
APPLE, INC                         Com             037833100     2,920       5,000 SH                        5,000
AIXTRON AG                         Sponsored ADR   009606104     2,862     200,000 SH                      200,000
CYPRESS SEMICONDUCTOR CORP         Com             232806109     2,644     200,000 SH                      200,000
NOVAGOLD RESOURCES INC             Com New         66987E206     2,640     500,000 SH                      500,000
STAG INDUSTRIAL INC                Com             85254J102     2,187     150,000 SH                      150,000
U S PHYSICAL THERAPY INC           Com             90337L108     2,034      80,000 SH                       80,000
CORE MARK HLDG CO INC              Com             218681104     1,926      40,000 SH                       40,000
SALESFORCE.COM INC                 Com             79466L302     1,510      10,920 SH                       10,920
HERITAGE CRYSTAL CLEAN INC         Com             42726M106       818      50,000 SH                       50,000
VITRAN CORP                        Com             92850E107       620     100,000 SH                      100,000
PACIFIC ETHANOL INC                Com             69423U206       231     650,000 SH                      650,000
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